Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
8.	Leases
Lease Agreements
As discussed in Note 2, on January 1, 2022, the Company adopted ASU
2016-06
issued by the FASB related to leases that outlines a comprehensive lease accounting model and supersedes the current lease guidance. The Company adopted this guidance using the modified retrospective approach and elected the optional transition method. As a result, comparative prior periods in the Company’s financial statements are not adjusted for the impacts of the new standard.
Adoption of ASU
2016-02
resulted in the recording of additional net lease assets and lease liabilities of approximately $15,690 and $30,412, respectively, as of January 1, 2022. Incremental borrowing rates as of January 1, 2022, the date the new standard was adopted, were used to calculate the present value of the Company’s lease portfolio as of that date. Leases previously identified as build-to-suit
leases were derecognized pursuant to the transition guidance provided for build-to-suit
leases in ASU
2016-02.
The impact of the derecognition of the
build-to-suit
lease was a net reduction of $3,996 to accumulated deficit as of January 1, 2022. The standard did not materially impact the consolidated net losses or operating cash flows.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company’s lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the lease commencement date to determine the appropriate discount rate by multiple asset classes. Variable lease payments that are not based on an index or that result from changes to an index subsequent to the initial measurement of the corresponding lease liability are not included in the measurement of lease ROU assets or liabilities and instead are recognized in earnings in the period in which the obligation for those payments is incurred. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise any such options. Lease expense is recognized on a straight-line
basis over the expected lease term. The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. Rent expense was $983 and $708 for the three months ended March 31, 2022 and 2021, respectively.
On March 13, 2019, Legacy Celularity entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036. The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, Legacy Celularity issued a letter of credit of $14,722 which is classified as restricted cash
(non-current)
on the condensed consolidated balance sheet as of March 31, 2022 and December 31, 2021. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.
The Company is not the legal owner of the leased space. However, in accordance with ASC 840,
Leases
, the Company was deemed to be the owner of the leased space, including the building shell, during the construction period because of the Company’s expected level of direct financial and operational involvement in the substantial tenant improvement. As discussed in Note 2, leases previously identified as build-to-suit
leases were derecognized pursuant to the transition guidance provided for build-to-suit
leases in ASU
2016-02.
The impact of the adoption of ASC 842 is as follows:

	Balance as of December 31, 2021	Adjustments due to adoption of ASC 842	Balance as of January 1, 2022
Assets
Property and equipment, net	$90,625	$(12,419)	$78,206
Operating lease right-of-use-assets	—	15,690	15,690
Liabilities
Current lease liabilities - operating	—	—	—
Current portion of financing obligation	3,051	(3,051)	—
Noncurrent lease liabilities - operating	—	30,412	30,412
Financing obligations	28,085	(28,085)	—
Stockholders’ equity
Accumulated deficit	(663,681)	3,996	(659,685)
The components of the Company’s lease costs are classified on its condensed consolidated statement of operations as follows:

Three Months Ended March 31,
2022
Operating lease cost	$760
Variable lease cost	325

Total operating lease cost	$1,085

Short term lease cost	$46
The table below shows the cash and
non-cash
activity related to the Company’s lease liabilities during the period:

Three Months Ended March 31,
2022
Cash paid related to lease liabilities:
Operating cash flows from operating leases	$708
Non-cash lease liability activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—
As of March 31, 2022, the maturities of the Company’s operating lease liabilities were as follows:

2022 (remaining 9 months)	$2,125
2023	2,895
2024	2,969
2025	3,042
2026	3,116
2027	3,190
Thereafter	70,342

Total lease payments	87,679
Less imputed interest	(57,216)

Total	$30,463

As of March 31, 2022, the weighted average remaining lease term of the Company’s operating leases was 24.0 years, and the weighted average discount rate used to determine the lease liability for operating leases was 9.99%.
Disclosures related to periods prior to adoption of ASU
2016-06
As discussed above, the Company adoption ASC 2016-06 effective January 1, 2022 using a modified retrospective approach. As required, the following disclosure is provided for periods prior to adoption. The Company’s total future minimum annual rentals in effect at December 31, 2021 for non-cancelable operating leases, which were accounted for under the previous leasing standard, ASC 840, were as follows:

2022	$2,822
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,375